Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) - Pension Benefits [Member] - CAD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 9,358	$ 9,763	$ 8,973
ABO	8,451	8,817
Fair value of plan assets	$ 8,645	$ 8,103	$ 7,848